UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Shares - International Focus 40 Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 90.4%
Financials - 20.6%
Capital Markets - 2.1%
Goldman Sachs Group, Inc. (The)	224	$21,179
UBS AG (a)	2,446	27,979

		49,158

Commercial Banks - 10.9%
Banco Santander Brasil SA/Brazil (ADR)	2,600	19,032
Banco Santander SA	3,600	29,433
BNP Paribas SA	870	34,298
HSBC Holdings PLC	8,700	66,636
Itau Unibanco Holding SA (ADR)	4,600	71,392
Standard Chartered PLC	1,700	33,916

		254,707

Consumer Finance - 1.0%
Compartamos SAB de CV	16,300	22,038

Insurance - 3.9%
Admiral Group PLC	3,022	59,282
AIA Group Ltd.	11,200	31,860

		91,142

Real Estate Management & Development - 2.7%
Hang Lung Properties Ltd.	21,000	63,149

		480,194

Consumer Staples - 20.3%
Beverages - 5.8%
Anheuser-Busch InBev NV	2,550	135,352

Food & Staples Retailing - 8.5%
Jeronimo Martins SGPS SA	2,300	35,918
Olam International Ltd.	47,000	80,091
Tesco PLC	14,130	82,767

		198,776

Food Products - 0.7%
China Yurun Food Group Ltd.	15,000	15,998

Tobacco - 5.3%
British American Tobacco PLC	2,925	123,509

		473,635

Information Technology - 13.1%
Communications Equipment - 0.9%
HTC Corp.	1,000	21,957

Computers & Peripherals - 3.6%
Apple, Inc. (a)	219	83,479

Internet Software & Services - 4.9%
Google, Inc. - Class A (a)	112	57,610
Telecity Group PLC (a)	6,500	56,081

		113,691

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 0.5%
Trina Solar Ltd. (Sponsored ADR) (a)	2,100	$12,768

Software - 3.2%
SAP AG	1,450	73,779

		305,674

Consumer Discretionary - 10.3%
Diversified Consumer Services - 2.8%
Anhanguera Educacional Participacoes SA	1,800	23,167
Estacio Participacoes SA	4,900	43,000

		66,167

Household Durables - 1.2%
MRV Engenharia e Participacoes SA	5,400	27,657

Multiline Retail - 1.2%
Golden Eagle Retail Group Ltd.	13,000	26,631

Specialty Retail - 3.9%
Hennes & Mauritz AB - Class B	3,023	90,514

Textiles, Apparel & Luxury Goods - 1.2%
Trinity Ltd.	36,000	28,474

		239,443

Materials - 9.9%
Chemicals - 7.7%
K&S AG	1,528	79,989
Potash Corp. of Saskatchewan, Inc.	2,292	99,060

		179,049

Metals & Mining - 2.2%
Rio Tinto PLC	1,168	51,799

		230,848

Industrials - 9.4%
Construction & Engineering - 4.1%
Larsen & Toubro Ltd. (GDR) (b)	1,420	38,865
Samsung Engineering Co., Ltd.	290	55,990

		94,855

Industrial Conglomerates - 1.0%
Keppel Corp., Ltd.	4,000	23,457

Professional Services - 4.3%
Capita Group PLC (The)	9,100	99,669

		217,981

Energy - 5.7%
Energy Equipment & Services - 4.8%
National Oilwell Varco, Inc.	523	26,788
Petrofac Ltd.	4,657	86,142

		112,930

Oil, Gas & Consumable Fuels - 0.9%
Afren PLC (a)	16,100	20,198

		133,128

Company	Shares	U.S. $ Value
Health Care - 1.1%
Pharmaceuticals - 1.1%
Aspen Pharmacare Holdings Ltd. (a)	2,380	$26,788

Total Common Stocks (cost $2,676,504)		2,107,691

WARRANTS - 7.5%
Financials - 4.5%
Consumer Finance - 1.4%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a) (b)	2,700	33,735

Thrifts & Mortgage Finance - 3.1%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a) (b)	5,500	71,738

		105,473

Information Technology - 3.0%
Communications Equipment - 3.0%
HTC Corp., Macquarie Bank Ltd., expiring 9/06/12 (a)	3,045	68,500

Total Warrants (cost $237,446)		173,973

SHORT-TERM INVESTMENTS - 3.4%
Investment Companies - 3.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (c) (cost $79,917)	79,917	79,917

Total Investments - 101.3% (cost $2,993,867) (d)		2,361,581
Other assets less liabilities - (1.3)%		(31,410)

Net Assets - 100.0%		$2,330,171

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Japanese Yen settling 12/15/11	22,494	$291,229	$291,943	$714
State Street Bank and Trust Co.:
Canadian Dollar settling 12/15/11	49	49,594	46,687	(2,907)
Japanese Yen settling 12/15/11	2,795	36,278	36,276	(2)
Japanese Yen settling 12/15/11	4,630	60,126	60,092	(34)
Singapore Dollar settling 12/15/11	9	7,286	6,883	(403)
Singapore Dollar settling 12/15/11	32	26,377	24,470	(1,907)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Singapore Dollar settling 12/15/11	91	$74,976	$69,588	$(5,388)
Swiss Franc settling 12/15/11	45	51,118	49,720	(1,398)
Swiss Franc settling 12/15/11	55	63,494	60,769	(2,725)
Sale Contracts
BNP Paribas SA:
Great British Pound settling 12/15/11	115	183,885	179,207	4,678
State Street Bank and Trust Co.:
Euro settling 12/15/11	96	136,551	128,573	7,978
Euro settling 12/15/11	62	84,624	83,037	1,587
Euro settling 12/15/11	8	11,372	10,715	657
Great British Pound settling 12/15/11	8	12,922	12,467	455

				$1,305

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	GOOG.N	26	1.00%	$14	8/23/12	Morgan Stanley & Co. International PLC	$(719)
Pay Total Return on Reference Index
Pay	NFLX.N	200	1.00	24	4/16/13	Morgan Stanley & Co. International PLC	(1)
Pay	NFLX.N	52	0.23	9	4/16/13	Morgan Stanley & Co. International PLC	2,909
Pay	NFLX.N	108	1.00	18	4/16/13	Morgan Stanley & Co. International PLC	6,040
Pay	LNKD.N	145	1.00	13	8/8/12	Morgan Stanley & Co. International PLC	1,300
Pay	LNKD.N	185	1.00	16	8/8/12	Morgan Stanley & Co. International PLC	1,662

							$11,191

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate market value of these securities amounted to $144,338 or 6.2% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,287 and gross unrealized depreciation of investments was $(639,573), resulting in net unrealized depreciation of $(632,286).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

COUNTRY BREAKDOWN *

September 30, 2011 (unaudited)

28.8%	United Kingdom
8.0%	United States
7.8%	Brazil
6.5%	Germany
6.1%	India
5.7%	Belgium
5.2%	Hong Kong
4.4%	Singapore
4.2%	Canada
3.8%	Sweden
3.8%	Taiwan
2.4%	South Korea
2.4%	China
7.5%	Other
3.4%	Short-Term

100.0%

*	All data are as of September 30, 2011. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.5% or less in the following countries: France, Mexico, Portugal, South Africa, Spain and Switzerland.

AllianceBernstein Corporate Shares - International Focus 40 Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Financials	$133,641		$346,553		$	– 0	–	$480,194
Consumer Staples	– 0	–	473,635			– 0	–	473,635
Information Technology	153,857		151,817			– 0	–	305,674
Consumer Discretionary	93,824		145,619			– 0	–	239,443
Materials	99,060		131,788			– 0	–	230,848
Industrials	38,865		179,116			– 0	–	217,981
Energy	26,788		106,340			– 0	–	133,128
Health Care	– 0	–	26,788			– 0	–	26,788
Warrants	– 0	–	173,973			– 0	–	173,973
Short-Term Investments	79,917		– 0	–		– 0	–	79,917

Total Investments in Securities	625,952		1,735,629	+		– 0	–	2,361,581
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	16,069			– 0	–	16,069
Total Return Swap Contracts	– 0	–	11,911			– 0	–	11,911
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(14,764)			– 0	–	(14,764)
Total Return Swap Contracts	– 0	–	(720)			– 0	–	(720)

Total	$625,952		$1,748,125		$	– 0	–	$2,374,077

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

AllianceBernstein International Discovery Equity Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 89.0%
Consumer Discretionary - 20.1%
Auto Components - 2.7%
ElringKlinger AG	1,570	$36,705
GKN PLC	15,790	42,874
Nokian Renkaat Oyj	1,440	43,110
Sumitomo Rubber Industries Ltd.	5,700	72,883

		195,572

Automobiles - 1.2%
Daihatsu Motor Co., Ltd.	5,000	90,725

Distributors - 0.5%
Inchcape PLC	7,990	34,511

Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes SA	2,890	37,196

Hotels, Restaurants & Leisure - 1.4%
Ajisen China Holdings Ltd.	25,000	28,592
Club Mediterranee (a)	1,530	26,321
Shangri-La Asia Ltd.	24,666	47,097

		102,010

Household Durables - 2.3%
Alpine Electronics, Inc.	5,400	69,592
PDG Realty SA Empreendimentos e Participacoes	7,580	24,712
Rinnai Corp.	900	75,137

		169,441

Internet & Catalog Retail - 1.3%
ASOS PLC (a)	1,580	37,224
Yoox SpA (a)	4,280	54,874

		92,098

Media - 3.8%
Eutelsat Communications	1,650	66,284
Focus Media Holding Ltd. (ADR) (a)	2,340	39,289
Informa PLC	8,620	43,747
Kabel Deutschland Holding AG (a)	1,250	67,019
Perform Group PLC (a)	18,597	65,250

		281,589

Multiline Retail - 1.8%
Dollarama, Inc.	2,300	79,674
Springland International Holdings Ltd.	84,000	54,135

		133,809

Specialty Retail - 2.4%
Dufry Group (a)	540	47,209
Dunelm Group PLC	4,570	33,592
Halfords Group PLC	4,980	22,604
Sports Direct International PLC (a)	21,800	73,406

		176,811

Textiles, Apparel & Luxury Goods - 2.2%
Burberry Group PLC	1,790	32,505

Company	Shares	U.S. $ Value
Hugo Boss AG	400	$29,615
Salvatore Ferragamo Italia SpA (a)	2,610	34,862
Tod’s SpA	440	37,118
Trinity Ltd.	40,000	31,638

		165,738

		1,479,500

Industrials - 19.5%
Aerospace & Defense - 0.8%
Meggitt PLC	11,730	60,732

Building Products - 0.7%
Assa Abloy AB	2,400	49,379

Commercial Services & Supplies - 1.5%
Mineral Resources Ltd.	4,560	44,062
Regus PLC	35,747	40,662
Transfield Services Ltd.	13,140	23,898

		108,622

Construction & Engineering - 2.2%
Monadelphous Group Ltd.	2,230	36,948
NRW Holdings Ltd.	16,300	35,916
Obrascon Huarte Lain SA	1,170	28,731
Samsung Engineering Co., Ltd.	303	58,499

		160,094

Electrical Equipment - 0.9%
XP Power Ltd.	1,720	28,314
Zumtobel AG	2,280	38,974

		67,288

Industrial Conglomerates - 0.6%
Bidvest Group Ltd.	2,530	46,583

Machinery - 7.1%
Aalberts Industries NV	1,520	22,599
Alfa Laval AB	2,600	40,931
Andritz AG	680	55,363
Bradken Ltd.	7,400	46,602
Charter International PLC	2,900	38,931
Hiwin Technologies Corp.	4,000	27,124
Hydraulic Machines (GDR) (a) (b)	8,000	36,800
IMI PLC	2,860	31,392
International Mining Machinery Holdings Ltd.	56,500	56,399
Morgan Crucible Co. PLC	10,480	39,640
Nachi-Fujikoshi Corp.	10,000	48,646
Semperit AG Holding	840	33,331
Weir Group PLC (The)	1,920	45,873

		523,631

Marine - 0.6%
Orient Overseas International Ltd.	6,000	23,971
SITC International Holdings Co., Ltd.	112,000	23,795

		47,766

Professional Services - 1.5%
Experian PLC	6,500	72,967

Company	Shares	U.S. $ Value
Seek Ltd.	7,680	$38,960

		111,927

Road & Rail - 1.5%
All America Latina Logistica SA	4,500	20,415
Localiza Rent a Car SA	2,360	31,253
TransContainer OAO (GDR) (b)	5,930	56,276

		107,944

Trading Companies & Distributors - 1.6%
Barloworld Ltd.	8,030	59,850
ITOCHU Corp.	6,000	57,335

		117,185

Transportation Infrastructure - 0.5%
OHL Mexico SAB de CV (a)	22,100	35,695

		1,436,846

Financials - 10.2%
Capital Markets - 2.3%
Ashmore Group PLC	6,960	34,966
Hargreaves Lansdown PLC	6,900	48,170
Julius Baer Group Ltd. (a)	1,210	40,436
Partners Group Holding AG	290	47,750

		171,322

Commercial Banks - 4.1%
Banco de Chile (ADR)	477	33,319
Chongqing Rural Commercial Bank (a)	54,000	16,508
Credicorp Ltd.	670	61,774
Grupo Financiero Banorte SAB de CV-Class O	11,750	34,729
NOMOS-BANK (GDR) (a) (b)	3,349	32,016
Sumitomo Mitsui Trust Holdings, Inc.	18,000	59,578
Turkiye Halk Bankasi AS	9,110	65,017

		302,941

Construction & Engineering - 0.4%
China State Construction International Holdings Ltd.	58,000	30,479

Consumer Finance - 0.5%
Compartamos SAB de CV	27,840	37,639

Diversified Financial Services - 1.8%
Bolsa Mexicana de Valores SAB de CV	26,100	36,040
Challenger Ltd./AU	9,800	39,748
Warsaw Stock Exchange	4,450	56,482

		132,270

Insurance - 1.1%
Intact Financial Corp.	770	42,273
T&D Holdings, Inc.	3,900	36,744

		79,017

		753,668

Company	Shares	U.S. $ Value
Materials - 8.3%
Chemicals - 2.7%
Agrium, Inc. (Toronto)	920	$61,237
Makhteshim-Agan Industries Ltd. (a)	9,400	51,488
Phosagro OAO (GDR) (a) (b)	3,240	38,880
Sika AG	27	47,805

		199,410

Construction Materials - 0.5%
China Resources Cement Holdings Ltd.	56,000	36,729

Metals & Mining - 5.1%
African Minerals Ltd. (a)	5,300	31,547
African Rainbow Minerals Ltd.	1,880	40,199
Centerra Gold, Inc.	3,120	58,089
First Quantum Minerals Ltd.	2,850	37,940
Harry Winston Diamond Corp. (a)	4,430	45,065
Koza Altin Isletmeleri AS	2,440	29,035
Lynas Corp., Ltd. (a)	16,350	16,734
Mitsui Mining & Smelting Co., Ltd.	12,000	30,934
Mongolian Mining Corp. (a)	27,500	24,523
Northam Platinum Ltd.	7,370	29,884
Royal Bafokeng Platinum Ltd. (a)	4,060	28,520

		372,470

		608,609

Information Technology - 8.2%
Communications Equipment - 1.1%
Wistron NeWeb Corp.	12,599	30,623
ZTE Corp.-Class H	18,600	52,796

		83,419

Electronic Equipment, Instruments & Components - 2.1%
Barco NV	500	22,754
Chroma ATE, Inc.	16,760	34,342
Largan Precision Co., Ltd.	1,000	23,093
Unimicron Technology Corp.	28,000	39,162
Yaskawa Electric Corp.	5,000	37,695

		157,046

Internet Software & Services - 0.7%
Blinkx PLC (a)	22,770	52,089

IT Services - 0.5%
NET One Systems Co., Ltd.	13	34,183

Semiconductors & Semiconductor Equipment - 1.1%
Duksan Hi-Metal Co., Ltd. (a)	1,600	36,137
Kinsus Interconnect Technology Corp.	14,000	45,230

		81,367

Software - 2.7%
Aveva Group PLC	2,800	61,039
Fidessa Group PLC	2,210	54,106
GameLoft SA (a)	6,610	32,178

Company	Shares	U.S. $ Value
Square Enix Holdings Co., Ltd.	2,600	$46,818

		194,141

		602,245

Consumer Staples - 6.6%
Beverages - 0.5%
Britvic PLC	8,100	39,513

Food & Staples Retailing - 2.9%
Eurocash SA	5,100	36,102
FamilyMart Co., Ltd.	1,700	64,928
Grupo Comercial Chedraui SA de CV	13,190	31,300
Magnit OJSC (GDR) (b)	1,570	30,018
Tsuruha Holdings, Inc.	900	50,126

		212,474

Food Products - 1.8%
Cosan Ltd.	3,700	35,039
Mhp SA (GDR) (a) (b)	2,780	34,194
Vilmorin & Cie	620	60,523

		129,756

Household Products - 0.7%
LG Household & Health Care Ltd.	120	53,943

Personal Products - 0.7%
Amorepacific Corp.	50	49,762

		485,448

Energy - 6.6%
Energy Equipment & Services - 1.7%
Petrofac Ltd.	3,200	59,192
Technip SA	790	63,292

		122,484

Oil, Gas & Consumable Fuels - 4.9%
Adaro Energy Tbk PT	250,500	48,229
Afren PLC (a)	27,170	34,085
Gulf Keystone Petroleum Ltd. (a)	23,680	52,966
MEG Energy Corp. (a)	790	29,221
Oil Search Ltd.	6,800	36,657
Pacific Rubiales Energy Corp.	2,490	52,751
QGEP Participacoes SA	5,830	47,967
Ultrapar Participacoes SA (ADR)	3,670	58,096

		359,972

		482,456

Health Care - 5.9%
Biotechnology - 0.3%
Nanoco Group PLC (a)	27,610	21,466

Health Care Equipment & Supplies - 2.1%
Ansell Ltd.	3,710	46,398
Cie Generale d’Optique Essilor International SA	630	45,305
Elekta AB	1,800	67,715

		159,418

Company	Shares	U.S. $ Value
Health Care Providers & Services - 0.4%
Diagnosticos da America SA	3,640	$30,955

Pharmaceuticals - 3.1%
Aspen Pharmacare Holdings Ltd. (a)	4,750	53,464
CFR Pharmaceuticals (ADR) (a) (b)	1,412	30,210
Genomma Lab Internacional SAB de CV (a)	20,800	34,300
Mitsubishi Tanabe Pharma Corp.	4,000	74,366
Pharmstandard OJSC (GDR) (a) (b)	1,780	34,016

		226,356

		438,195

Utilities - 1.9%
Electric Utilities - 1.0%
Emera, Inc.	1,260	38,850
Enersis SA (Sponsored ADR)	2,070	35,004

		73,854

Gas Utilities - 0.9%
Xinao Gas Holdings Ltd.	20,000	65,078

		138,932

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 0.7%
Iliad SA	490	54,740

Wireless Telecommunication Services - 1.0%
Millicom International Cellular SA	730	72,746

		127,486

Total Common Stocks (cost $7,728,470)		6,553,385

WARRANTS - 2.4%
Financials - 1.1%
Commercial Banks - 1.1%
Bank of Baroda, JPMorgan Chase Bank NA, expiring 9/29/14 (a) (b)	1,490	23,222
Guaranty Trust Bank PLC, Merrill Lynch Intl & Co., expiring 3/24/12 (a)	197,100	15,709
Zenith Bank PLC, Merrill Lynch Intl & Co., expiring 10/22/12 (a)	493,100	38,265

		77,196

Health Care - 0.6%
Health Care Equipment & Supplies - 0.2%
Opto Circuits, Merrill Lynch Intl & Co., expiring 5/02/16 (a)	4,200	18,943

Pharmaceuticals - 0.4%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/24/14 (a) (b)	2,850	27,503

		46,446

Company	Shares	U.S. $ Value
Utilities - 0.5%
Multi-Utilities - 0.5%
Qatar Electricity, Credit Suisse International, expiring 5/09/12 (a)	900	$33,988

Materials - 0.2%
Metals & Mining - 0.2%
Steel Authority of India Ltd., JPMorgan Chase Bank NA, expiring 9/24/14 (a) (b)	8,320	17,859

Total Warrants (cost $227,793)		175,489

SHORT-TERM INVESTMENTS - 6.2%
Investment Companies - 6.2%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (c) (cost $459,258)	459,258	459,258

Total Investments - 97.6% (cost $8,415,521) (d)		7,188,132
Other assets less liabilities - 2.4%		175,261

Net Assets - 100.0%		$7,363,393

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate market value of these securities amounted to $360,994 or 4.9% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $185,922 and gross unrealized depreciation of investments was $(1,413,311), resulting in net unrealized depreciation of $(1,227,389).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

COUNTRY BREAKDOWN *

September 30, 2011 (unaudited)

16.8%	United Kingdom
11.8%	Japan
6.2%	Canada
5.1%	China
5.1%	Australia
4.8%	France
4.0%	Brazil
3.6%	South Africa
3.2%	Sweden
3.2%	Russia
2.9%	Mexico
2.8%	Taiwan
2.7%	South Korea
21.4%	Other
6.4%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.5% or less in the following countries: Austria, Belgium, Chile, Finland, Germany, Hong Kong, India, Indonesia, Israel, Italy, Mongolia, Netherlands, Nigeria, Peru, Poland, Qatar, Singapore, Spain, Switzerland, Turkey and Ukraine.

AllianceBernstein International Discovery Equity Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Consumer Discretionary	$280,983		$1,198,517		$	– 0	–	$1,479,500
Industrials	180,439		1,256,407			– 0	–	1,436,846
Financials	245,774		475,878			32,016		753,668
Materials	292,699		315,910			– 0	–	608,609
Information Technology	54,106		548,139			– 0	–	602,245
Consumer Staples	96,357		389,091			– 0	–	485,448
Energy	188,035		294,421			– 0	–	482,456
Health Care	99,271		338,924			– 0	–	438,195
Utilities	73,854		65,078			– 0	–	138,932
Telecommunication Services	– 0	–	127,486			– 0	–	127,486
Warrants	– 0	–	175,489			– 0	–	175,489
Short-Term Investments	459,258		– 0	–		– 0	–	459,258

Total Investments in Securities	1,970,776		5,185,340	+		32,016		7,188,132
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$1,970,776		$5,185,340			$32,016		$7,188,132

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Financials		Total
Balance as of 6/30/11	$58,373		$58,373
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(26,357)		(26,357)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 9/30/11	$32,016		$32,016

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11	$(26,357)		$(26,357)

AllianceBernstein - U.S. Strategic Research Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.7%
Information Technology - 27.8%
Communications Equipment - 5.3%
Juniper Networks, Inc. (a)	30,670	$529,364
QUALCOMM, Inc.	12,215	594,015

		1,123,379

Computers & Peripherals - 7.6%
Apple, Inc. (a)	3,290	1,254,082
NetApp, Inc. (a)	10,105	342,964

		1,597,046

Internet Software & Services - 2.5%
Equinix, Inc. (a)	5,995	532,536

Semiconductors & Semiconductor Equipment - 3.5%
Cree, Inc. (a)	12,110	314,618
NVIDIA Corp. (a)	33,340	416,750

		731,368

Software - 8.9%
Intuit, Inc. (a)	10,265	486,972
Red Hat, Inc. (a)	19,420	820,689
Salesforce.com, Inc. (a)	5,047	576,771

		1,884,432

		5,868,761

Consumer Discretionary - 15.2%
Auto Components - 1.9%
Johnson Controls, Inc.	14,930	393,704

Automobiles - 2.0%
Toyota Motor Corp. (Sponsored ADR)	6,305	430,379

Hotels, Restaurants & Leisure - 2.7%
Ctrip.com International Ltd. (ADR) (a)	9,290	298,766
Starwood Hotels & Resorts Worldwide, Inc.	6,910	268,246

		567,012

Internet & Catalog Retail - 6.0%
Amazon.com, Inc. (a)	3,846	831,621
NetFlix, Inc. (a)	3,882	439,287

		1,270,908

Media - 2.6%
Interpublic Group of Cos., Inc. (The)	31,125	224,100
Walt Disney Co. (The)	11,085	334,324

		558,424

		3,220,427

Energy - 13.9%
Energy Equipment & Services - 4.3%
Halliburton Co.	7,035	214,708
Nabors Industries Ltd. (a)	16,870	206,826
National Oilwell Varco, Inc.	4,120	211,027

Company	Shares	U.S. $ Value
Schlumberger Ltd.	4,575	$273,265

		905,826

Oil, Gas & Consumable Fuels - 9.6%
Cameco Corp.	13,825	253,274
Denbury Resources, Inc. (a)	42,785	492,027
EOG Resources, Inc.	3,855	273,744
Kinder Morgan, Inc./Delaware	12,925	334,628
Noble Energy, Inc.	4,580	324,264
Occidental Petroleum Corp.	4,900	350,350

		2,028,287

		2,934,113

Materials - 11.3%
Chemicals - 3.7%
Air Products & Chemicals, Inc.	3,340	255,076
Dow Chemical Co. (The)	11,720	263,231
Monsanto Co.	4,450	267,178

		785,485

Metals & Mining - 7.6%
Allegheny Technologies, Inc.	6,580	243,394
Barrick Gold Corp.	12,025	560,966
Freeport-McMoRan Copper & Gold, Inc.	6,390	194,576
Goldcorp, Inc.	13,400	611,576

		1,610,512

		2,395,997

Financials - 11.2%
Capital Markets - 1.2%
Apollo Global Management LLC	25,040	256,410

Commercial Banks - 2.1%
Wells Fargo & Co.	18,575	448,029

Consumer Finance - 1.1%
American Express Co.	5,200	233,480

Diversified Financial Services - 4.4%
CME Group, Inc.-Class A	1,687	415,677
IntercontinentalExchange, Inc. (a)	4,281	506,271

		921,948

Real Estate Investment Trusts (REITs) - 2.4%
Weyerhaeuser Co.	33,286	517,597

		2,377,464

Health Care - 8.6%
Health Care Providers & Services - 1.6%
Laboratory Corp. of America Holdings (a)	4,295	339,520

Life Sciences Tools & Services - 5.4%
Illumina, Inc. (a)	18,525	758,043
Thermo Fisher Scientific, Inc. (a)	7,350	372,204

		1,130,247

Company	Shares	U.S. $ Value
Pharmaceuticals - 1.6%
Novartis AG (ADR)	6,180	$344,658

		1,814,425

Industrials - 6.9%
Construction & Engineering - 2.1%
Shaw Group, Inc. (The) (a)	20,175	438,605

Electrical Equipment - 2.2%
Babcock & Wilcox Co. (The) (a)	24,290	474,869

Machinery - 2.6%
Cummins, Inc.	3,025	247,022
Deere & Co.	4,690	302,833

		549,855

		1,463,329

Consumer Staples - 1.8%
Personal Products - 1.8%
Estee Lauder Cos., Inc. (The)-Class A	4,275	375,516

Total Common Stocks (cost $25,404,303)		20,450,032

SHORT-TERM INVESTMENTS - 4.3%
Investment Companies - 4.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (b) (cost $898,779)	898,779	898,779

Total Investments - 101.0% (cost $26,303,082) (c)		21,348,811
Other assets less liabilities - (1.0)%		(208,832)

Net Assets - 100.0%		$21,139,979

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $338,795 and gross unrealized depreciation of investments was $(5,293,066), resulting in net unrealized depreciation of $(4,954,271).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein - U.S. Strategic Research Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks	$20,450,032		$	– 0	–	$	– 0	–	$20,450,032
Short-Term Investments	898,779			– 0	–		– 0	–	898,779

Total Investments in Securities	21,348,811			– 0	–		– 0	–	21,348,811
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$21,348,811		$	– 0	–	$	– 0	–	$21,348,811

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2011